Variable Portfolio – Managed Volatility Conservative Growth Fund
First Quarter Report
March 31, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Variable Portfolio – Managed Volatility Conservative Growth Fund, March 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 32.0%
	Shares	Value ($)
International 10.1%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	4,096,454	57,923,865
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	2,000,074	22,600,830
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	1,409,107	15,951,089
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	1,490,817	16,369,174
Total		112,844,958
U.S. Large Cap 19.5%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	255,775	13,182,632
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	391,360	41,464,596
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	434,494	18,948,279
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	1,932,531	42,090,533
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	461,733	20,791,819
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	413,360	18,439,987
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(a),(b)	252,829	17,333,971
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	440,066	17,893,098
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares(a),(b)	309,564	16,264,505
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	250,512	10,987,447
Total		217,396,867
U.S. Mid Cap 1.0%
Columbia Variable Portfolio – Select Mid Cap Growth Fund, Class 1 Shares(a),(b)	53,492	2,700,276
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares(a),(b)	75,553	3,051,602
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	61,319	3,042,053
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	56,934	2,701,511
Total		11,495,442
Equity Funds (continued)
	Shares	Value ($)
U.S. Small Cap 1.4%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	275,614	3,420,374
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a)	260,987	3,231,012
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	143,315	4,424,136
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	126,411	4,559,641
Total		15,635,163
Total Equity Funds (Cost $198,108,955)		357,372,430

Exchange-Traded Equity Funds 3.8%

U.S. Mid Large Cap 3.8%
iShares Core S&P 500 ETF	38,200	21,464,580
Vanguard S&P 500 ETF	41,000	21,070,310
Total		42,534,890
Total Exchange-Traded Equity Funds (Cost $43,677,427)		42,534,890

Exchange-Traded Fixed Income Funds 5.7%

Investment Grade 5.7%
iShares Core U.S. Aggregate Bond ETF	290,000	28,686,800
iShares iBoxx $ Investment Grade Corporate Bond ETF	158,650	17,243,669
Vanguard Intermediate-Term Corporate Bond ETF	219,500	17,946,320
Total		63,876,789
Total Exchange-Traded Fixed Income Funds (Cost $61,674,799)		63,876,789

Fixed Income Funds 41.5%

Investment Grade 41.5%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	10,601,925	91,494,607
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	2,596,697	25,239,895
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	6,938,249	52,245,017
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	2,801,103	25,434,018
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	7,989,984	73,268,152

Variable Portfolio – Managed Volatility Conservative Growth Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Conservative Growth Fund, March 31, 2025 (Unaudited)
Fixed Income Funds (continued)
	Shares	Value ($)
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	9,307,229	87,022,590
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	11,035,542	108,920,802
Total		463,625,081
Total Fixed Income Funds (Cost $524,368,186)		463,625,081

Residential Mortgage-Backed Securities - Agency 7.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
04/16/2040- 04/14/2055	3.000%	27,193,000	23,651,694
04/16/2040- 04/14/2055	3.500%	11,900,000	10,866,684
04/16/2040- 04/14/2055	4.000%	25,896,000	24,272,232
04/14/2055	4.500%	19,600,000	18,746,761
04/14/2055	5.000%	9,350,000	9,163,472
Total Residential Mortgage-Backed Securities - Agency (Cost $86,428,491)			86,700,843

Call Option Contracts Purchased 0.0%
Value ($)
(Cost $67,406)	40,000

Put Option Contracts Purchased 0.5%

(Cost $5,084,153)	5,277,625

Money Market Funds 15.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.504%(a),(d)	177,452,372	177,416,881
Total Money Market Funds (Cost $177,369,542)		177,416,881
Total Investments in Securities (Cost: $1,096,778,959)		1,196,844,539
Other Assets & Liabilities, Net		(79,529,311)
Net Assets		1,117,315,228
At March 31, 2025, securities and/or cash totaling $6,184,689 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
1,200,000 NZD	679,889 USD	Barclays	04/09/2025	—	(1,534)
5,000,000 SEK	496,046 USD	Barclays	04/30/2025	—	(2,222)
2,349,565 USD	1,850,000 GBP	Barclays	04/30/2025	40,017	—
676,127 USD	100,000,000 JPY	Barclays	04/30/2025	—	(7,319)
1,488,184 USD	15,000,000 SEK	Barclays	04/30/2025	6,621	—
1,200,000 EUR	1,295,381 USD	Citi	04/09/2025	—	(2,669)
1,000,000 EUR	1,094,217 USD	Citi	04/30/2025	11,283	—
780,000,000 JPY	5,345,578 USD	Citi	04/30/2025	128,873	—
50,500,000 SEK	4,803,188 USD	Citi	04/30/2025	—	(229,321)
5,623,866 USD	9,000,000 AUD	Citi	04/30/2025	1,044	—
1,121,204 USD	1,600,000 CAD	Citi	04/30/2025	—	(7,835)
1,938,060 USD	1,500,000 GBP	Citi	04/30/2025	—	(561)
500,000 EUR	540,810 USD	Goldman Sachs International	04/30/2025	—	(656)
1,850,896 USD	1,650,000 CHF	Goldman Sachs International	04/30/2025	20,402	—
2,500,000 GBP	3,226,550 USD	HSBC	04/30/2025	—	(2,615)
8,200,000 NZD	4,622,135 USD	HSBC	04/30/2025	—	(36,782)
1,499,275 USD	225,000,000 JPY	HSBC	04/30/2025	5,543	—
748,169 USD	1,200,000 AUD	Morgan Stanley	04/09/2025	1,693	—
34,000,000 NOK	3,207,239 USD	Morgan Stanley	04/30/2025	—	(24,528)
1,900,000 NZD	1,087,469 USD	Morgan Stanley	04/30/2025	7,964	—
3,312,583 USD	2,900,000 CHF	Morgan Stanley	04/30/2025	—	(23,635)
6,663,653 USD	995,000,000 JPY	Morgan Stanley	04/30/2025	—	(9,010)
720,374 USD	1,250,000 NZD	Morgan Stanley	04/30/2025	—	(10,173)
Variable Portfolio – Managed Volatility Conservative Growth Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Conservative Growth Fund, March 31, 2025 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
7,000,000 NOK	663,948 USD	UBS	04/09/2025	—	(1,410)
7,250,000 EUR	7,879,735 USD	UBS	04/30/2025	28,468	—
1,005,408 USD	1,600,000 AUD	UBS	04/30/2025	—	(5,424)
4,321,888 USD	48,250,000 NOK	UBS	04/30/2025	264,370	—
1,192,221 USD	12,000,000 SEK	UBS	04/30/2025	3,623	—
258,207 USD	200,000 GBP	Wells Fargo	04/09/2025	138	—
1,400,000 AUD	883,743 USD	Wells Fargo	04/30/2025	8,757	—
11,000,000 NOK	1,040,430 USD	Wells Fargo	04/30/2025	—	(5,142)
1,704,720 USD	1,500,000 CHF	Wells Fargo	04/30/2025	—	(3,539)
15,834,933 USD	15,050,000 EUR	Wells Fargo	04/30/2025	463,214	—
Total				992,010	(374,375)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
DAX Index	7	06/2025	EUR	3,915,800	—	(186,164)
Euro STOXX 50 Index	34	06/2025	EUR	1,764,260	—	(71,637)
MSCI Singapore Index	7	04/2025	SGD	272,825	—	(2,525)
OMXS30 Index	36	04/2025	SEK	8,911,800	—	(65,234)
S&P 500 Index E-mini	58	06/2025	USD	16,394,425	30,781	—
S&P 500 Index E-mini	48	06/2025	USD	13,567,800	—	(99,022)
SPI 200 Index	4	06/2025	AUD	787,700	—	(3,936)
U.S. Treasury 10-Year Note	56	06/2025	USD	6,228,250	65,653	—
U.S. Treasury 2-Year Note	110	06/2025	USD	22,788,906	134,940	—
U.S. Treasury 5-Year Note	250	06/2025	USD	27,039,063	357,815	—
Total					589,189	(428,518)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	(35)	06/2025	GBP	(3,007,200)	46,086	—
Russell 2000 Index E-mini	(26)	06/2025	USD	(2,635,230)	—	(18,654)
TOPIX Index	(8)	06/2025	JPY	(212,960,000)	23,469	—
U.S. Long Bond	(81)	06/2025	USD	(9,499,781)	—	(116,931)
U.S. Treasury Ultra Bond	(2)	06/2025	USD	(244,500)	1,309	—
U.S. Treasury Ultra Bond	(79)	06/2025	USD	(9,657,750)	—	(108,377)
Total					70,864	(243,962)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	2,244,740	4	5,810.00	06/20/2025	67,406	40,000

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	76,882,345	137	4,700.00	06/18/2026	2,039,466	1,831,690
S&P 500 Index	Morgan Stanley	USD	92,595,525	165	4,600.00	12/18/2026	2,171,157	2,596,275
S&P 500 Index	Morgan Stanley	USD	27,498,065	49	4,700.00	12/18/2026	873,530	849,660
Total							5,084,153	5,277,625

Variable Portfolio – Managed Volatility Conservative Growth Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Conservative Growth Fund, March 31, 2025 (Unaudited)
Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	(2,244,740)	(4)	5,810.00	06/20/2025	(70,594)	(103,740)
Notes to Portfolio of Investments
(a)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 4.504%
	194,851,092	59,750,713	(77,182,161)	(2,763)	177,416,881	—	2,984	2,042,632	177,452,372
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	14,325,512	70,565	(150,216)	(1,063,229)	13,182,632	—	454,572	—	255,775
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	45,018,271	262,093	(355,901)	(3,459,867)	41,464,596	—	760,751	—	391,360
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	91,529,598	35,985	(3,937,273)	3,866,297	91,494,607	—	(733,260)	—	10,601,925
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	21,777,410	181,821	(156,090)	(2,854,862)	18,948,279	—	566,086	—	434,494
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	25,591,161	23,779	(869,691)	494,646	25,239,895	—	(48,055)	—	2,596,697
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	51,326,428	213,442	(1,596,403)	2,301,550	52,245,017	—	(533,235)	—	6,938,249
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	57,074,497	1,202,968	(4,325,469)	3,971,869	57,923,865	—	41,506	1,202,968	4,096,454
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	46,508,870	277,106	(800,424)	(3,895,019)	42,090,533	—	558,801	—	1,932,531
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	20,777,748	34,358	(294,385)	274,098	20,791,819	—	371,344	—	461,733
Columbia Variable Portfolio – Select Mid Cap Growth Fund, Class 1 Shares
	3,117,319	39,506	(55,722)	(400,827)	2,700,276	—	111,903	—	53,492
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares
	3,112,564	29,849	(8,537)	(82,274)	3,051,602	—	1,789	—	75,553
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	3,664,265	37,913	(1,730)	(280,074)	3,420,374	—	(30)	—	275,614
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	3,657,851	58,670	(39,699)	(445,810)	3,231,012	—	(4,907)	—	260,987
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	25,426,618	10,936	(1,041,772)	1,038,236	25,434,018	—	(153,132)	—	2,801,103
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	73,808,524	24,993	(2,868,059)	2,302,694	73,268,152	—	(516,526)	—	7,989,984
CTIVP® – MFS® Value Fund, Class 1 Shares
	18,243,754	21,752	(257,377)	431,858	18,439,987	—	284,396	—	413,360
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	18,660,411	105,346	(172,899)	(1,258,887)	17,333,971	—	503,666	—	252,829
Variable Portfolio – Managed Volatility Conservative Growth Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Conservative Growth Fund, March 31, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	17,673,116	18,497	(223,169)	424,654	17,893,098	—	202,581	—	440,066
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	87,291,152	63,250	(3,204,947)	2,873,135	87,022,590	—	(411,933)	—	9,307,229
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	3,112,359	16,067	(10,275)	(76,098)	3,042,053	—	5,537	—	61,319
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	3,132,192	36,567	(62,038)	(405,210)	2,701,511	—	131,748	—	56,934
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares
	18,771,875	189,778	(601,113)	(2,096,035)	16,264,505	—	112,883	—	309,564
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	109,385,638	37,478	(4,145,686)	3,643,372	108,920,802	—	(503,748)	—	11,035,542
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	11,747,481	50,352	(81,076)	(729,310)	10,987,447	—	207,100	—	250,512
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	22,854,809	350,354	(1,696,472)	1,092,139	22,600,830	—	261,205	350,354	2,000,074
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	15,587,316	323,774	(6,307)	46,306	15,951,089	—	(244)	124,191	1,409,107
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	16,129,309	496,504	(1,419,451)	1,162,812	16,369,174	—	105,402	486,859	1,490,817
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	4,834,478	116,584	—	(526,926)	4,424,136	—	—	—	143,315
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	4,850,178	117,841	—	(408,378)	4,559,641	—	—	—	126,411
Total	1,033,841,796			5,938,097	998,414,392	—	1,779,184	4,207,004

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2025.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar

Variable Portfolio – Managed Volatility Conservative Growth Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Conservative Growth Fund, March 31, 2025 (Unaudited)
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Managed Volatility Conservative Growth Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7046_12_D01_(05/25)